OTHER LONG-TERM LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Noncurrent [Abstract]
Employee post-retirement benefits (Note 23)	CAD 389	CAD 448
Fair value of derivative contracts (Note 24)	72	330
Asset retirement obligations	98	108
Guarantees (Note 27)	16	82
Other	152	215
Other Long-Term Liabilities	CAD 727	CAD 1,183